UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schaivone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Premium Dividend Fund

Ticker: PDT

Quarterly portfolio holdings 7/31/2014

John Hancock INVESTMENTS

Premium Dividend Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Preferred Securities 105.8% (69.6% of Total Investments)		$775,727,409

(Cost $760,971,943)

Consumer Staples 2.8%		20,182,500

Food & Staples Retailing 2.8%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	224,250	20,182,500

Financials 58.6%		429,339,626

Banks 21.7%
Barclays Bank PLC, Series 3, 7.100% (Z)	192,500	4,939,550
Barclays Bank PLC, Series 5, 8.125% (Z)	310,000	7,994,900
BB&T Corp., 5.200%	105,000	2,323,650
BB&T Corp., 5.200% (Z)	235,000	5,191,150
BB&T Corp., 5.625% (Z)	800,000	18,848,000
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	454,000	11,409,020
HSBC USA, Inc., 2.858%	313,000	15,540,450
PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3
month LIBOR + 4.067%) (Z)	311,600	8,484,868
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	259,600	6,650,952
Santander Holdings USA, Inc., Series C, 7.300%	500,000	12,590,000
The PNC Financial Services Group, Inc., 5.375%	175,000	4,056,500
U.S. Bancorp, 5.150% (Z)	645,000	14,460,900
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	160,000	4,372,800
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)
(Z)	351,000	9,954,360
Wells Fargo & Company, 6.000% (I)	110,000	2,708,200
Wells Fargo & Company, 8.000% (Z)	1,017,000	29,798,100

Capital Markets 11.3%
Morgan Stanley, 6.625%	469,865	11,882,886
Morgan Stanley, 7.125% (Z)	300,000	8,268,000
State Street Corp., 5.250% (Z)	1,050,000	24,160,500
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR +
3.108%)	25,000	644,250
The Bank of New York Mellon Corp., 5.200% (Z)	467,000	10,815,720
The Goldman Sachs Group, Inc., 5.950% (Z)	860,000	20,717,400
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	250,000	6,167,500

Consumer Finance 2.9%
SLM Corp., Series A, 6.970%	445,500	21,651,300

Diversified Financial Services 14.4%
Bank of America Corp., 6.375% (Z)	980,000	24,568,600
Bank of America Corp., 6.625% (Z)	360,000	9,154,800
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	630,000	15,762,600
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (Z)	338,830	9,866,730
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	287,000	7,519,400
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	662,000	18,191,760
JPMorgan Chase & Company, 5.450% (Z)	630,000	14,130,900
JPMorgan Chase & Company, 5.500% (Z)	230,000	5,191,100
JPMorgan Chase & Company, 6.700%	35,000	891,800

Insurance 6.7%
Aegon NV, 6.500%	75,000	1,899,750
MetLife, Inc., Series B, 6.500% (Z)	1,410,000	35,983,200

1

Premium Dividend Fund

As of 7-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Principal Financial Group, Inc., Series B (6.518% to 6-30-35, then
higher of 10 year CMT, 30 year CMT or 3 month LIBOR + 2.100%)	55,000	$1,396,450
Prudential Financial, Inc., 5.750%	50,000	1,250,000
Prudential PLC, 6.750% (Z)	175,000	4,460,750
W.R. Berkley Corp., 5.625%	170,000	3,886,200

Real Estate Investment Trusts 1.6%
Kimco Realty Corp., 6.000%	10,000	245,600
Senior Housing Properties Trust, 5.625% (Z)	425,000	9,809,000
Ventas Realty LP, 5.450%	63,000	1,500,030

Industrials 0.4%		3,316,950

Machinery 0.4%
Stanley Black & Decker, Inc., 5.750%	135,000	3,316,950

Telecommunication Services 6.7%		49,267,600

Diversified Telecommunication Services 4.2%
Qwest Corp., 6.125%	107,500	2,526,250
Qwest Corp., 7.375% (Z)	1,021,000	26,760,410
Verizon Communications, Inc., 5.900%	234,778	1,860,040

Wireless Telecommunication Services 2.5%
Telephone & Data Systems, Inc., 5.875%	100,000	2,268,000
Telephone & Data Systems, Inc., 6.625% (Z)	285,000	6,991,050
Telephone & Data Systems, Inc., 6.875% (Z)	170,000	4,231,300
United States Cellular Corp., 6.950% (Z)	185,000	4,630,550

Utilities 37.3%		273,620,733

Electric Utilities 30.5%
Alabama Power Company, 5.200% (Z)	1,175,000	29,598,250
Duke Energy Corp., 5.125% (Z)	180,000	4,210,200
Duquesne Light Company, 6.500%	519,900	25,995,000
Entergy Arkansas, Inc., 6.450%	350,000	8,848,455
Entergy Mississippi, Inc., 6.250%	667,000	16,341,500
Gulf Power Company, 5.600%	51,250	4,706,011
HECO Capital Trust III, 6.500%	181,000	4,767,540
Interstate Power & Light Company, 5.100%	1,440,000	35,553,600
NextEra Energy Capital Holdings, Inc., 5.125% (Z)	250,000	5,417,500
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	320,000	7,740,800
NSTAR Electric Company, 4.250% (Z)	13,347	1,147,842
NSTAR Electric Company, 4.780% (Z)	100,000	9,765,630
PPL Capital Funding, Inc., 5.900%	1,345,000	31,903,400
SCE Trust I, 5.625%	232,000	5,394,000
SCE Trust II, 5.100%	1,245,000	26,705,250
Union Electric Company, 3.700%	12,262	1,092,468
Virginia Electric & Power Company, 6.980%	45,500	4,562,799

Multi-Utilities 6.8%
Baltimore Gas & Electric Company, Series 1993, 6.700%	20,250	2,040,188
Baltimore Gas & Electric Company, Series 1995, 6.990%	134,000	13,517,250
BGE Capital Trust II, 6.200% (Z)	690,000	17,250,000
DTE Energy Company, 5.250%	245,000	5,796,700
DTE Energy Company, 6.500% (Z)	180,000	4,705,200
Integrys Energy Group, Inc., 6.000%	255,000	6,561,150

2

Premium Dividend Fund
As of 7-31-14 (Unaudited)

	Shares	Value

Common Stocks 45.5% (29.9% of Total Investments)		$333,755,945

(Cost $234,652,055)

Energy 5.7%		41,652,990

Oil, Gas & Consumable Fuels 5.7%
Chevron Corp. (Z)	60,000	7,754,400
ConocoPhillips (Z)	150,000	12,375,000
Royal Dutch Shell PLC, ADR	33,000	2,700,390
Spectra Energy Corp. (Z)	460,000	18,823,200

Telecommunication Services 4.1%		29,895,850

Diversified Telecommunication Services 4.1%
AT&T, Inc. (Z)	415,000	14,769,850
Verizon Communications, Inc. (Z)	300,000	15,126,000

Utilities 35.7%		262,207,105

Electric Utilities 16.1%
American Electric Power Company, Inc. (Z)	200,000	10,398,000
Duke Energy Corp. (Z)	275,000	19,835,749
FirstEnergy Corp. (Z)	500,000	15,605,000
Northeast Utilities	550,000	24,145,000
OGE Energy Corp.	330,000	11,863,500
Pinnacle West Capital Corp.	70,000	3,744,300
PPL Corp.	220,000	7,257,800
The Southern Company (Z)	90,000	3,896,100
UIL Holdings Corp. (Z)	300,000	10,533,000
Xcel Energy, Inc. (Z)	347,000	10,687,600

Gas Utilities 1.6%
AGL Resources, Inc. (Z)	110,550	5,708,802
Atmos Energy Corp. (Z)	100,000	4,832,000
ONE Gas, Inc.	34,639	1,247,004

Multi-Utilities 18.0%
Alliant Energy Corp. (Z)	400,000	22,600,000
Black Hills Corp. (Z)	190,000	10,014,900
Dominion Resources, Inc. (Z)	195,000	13,189,800
DTE Energy Company (Z)	250,000	18,455,000
Integrys Energy Group, Inc. (Z)	215,000	14,095,400
National Grid PLC, ADR	210,000	15,075,900
NiSource, Inc.	445,000	16,767,600
Public Service Enterprise Group, Inc.	40,000	1,406,800
TECO Energy, Inc.	725,000	12,658,500
Vectren Corp. (Z)	215,000	8,189,350

	Par value	Value

Short-Term Investments 0.8% (0.5% of Total Investments)		$5,764,000

(Cost $5,764,000)

Repurchase Agreement 0.8%		5,764,000

Repurchase Agreement with State Street Corp. dated 7-31-14 at
0.000% to be repurchased at $5,764,000 on 8-1-14, collateralized by $5,905,000 Federal Home Loan Mortgage Corp., 1.100% due 10-
5-17 (valued at $5,882,856, including interest)	$5,764,000	5,764,000

3

Premium Dividend Fund
As of 7-31-14 (Unaudited)

Total investments (Cost $1,001,387,998)† 152.1%	$1,115,247,354

Other assets and liabilities, net (52.1%)	($382,189,887)

Total net assets 100.0%	$733,057,467

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

CMT Constant Maturity Treasury

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $20,182,500 or 2.8% of the fund's net assets as of 7-31-14.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-14 was $540,450,268.

† At 7-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,003,653,628. Net unrealized appreciation aggregated $111,593,726, of which $135,177,143 related to appreciated investment securities and $23,583,417 related to depreciated investment securities.

4

Premium Dividend Fund
As of 7-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-14	Price	Inputs	Inputs
Preferred Securities
Consumer Staples	$20,182,500	—	$20,182,500	—
Financials	429,339,626	$429,339,626	—	—
Industrials	3,316,950	3,316,950	—	—
Telecommunication Services	49,267,600	47,407,560	1,860,040	—
Utilities	273,620,733	212,746,432	60,874,301	—
Common Stocks	333,755,945	333,755,945	—	—
Short-Term Investments	5,764,000	—	5,764,000	—

Total Investments in Securities	$1,115,247,354	$1,026,566,513	$88,680,841	—
Other Financial Instruments:
Futures	$336,254	$336,254	—	—
Interest Rate Swaps	($1,049,290)	—	($1,049,290)	—

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

5

Premium Dividend Fund
As of 7-31-14 (Unaudited)

During the period ended July 31, 2014, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at July 31, 2014.

	Number					Unrealized
	of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

10-Year U.S. Treasury Note
Futures	860	Short	Sep 2014	($107,503,316)	($107,164,062)	$336,254

Notional basis refers to the contractual amount agreed upon at inception of open contracts, notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2014, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of July 31, 2014.

			USD	Payments	Payments		Unrealized
	Notional		Notional	Made by	Received by	Maturity	Appreciation
Counterparty	Amount	Currency	Amount	Fund	Fund	Date	(Depreciation)	Market Value

Morgan
Stanley
Capital				Fixed	3 Month	Aug
Services	82,000,000	USD	82,000,000	1.4625%	LIBOR	2016	($1,725,823)	($1,725,823)

Morgan
Stanley
Capital				Fixed	3 Month	Jul
Services	82,000,000	USD	82,000,000	0.8750%	LIBOR	2017	676,533	676,533

			164,000,000				($1,049,290)	($1,049,290)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Premium Dividend Fund.

P2Q3 7/14
9/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Andrew Arnott
___________________
Andrew Arnott
President

Date:	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
___________________
Andrew Arnott
President

Date:	September 23, 2014

By:	/s/ Charles A. Rizzo
___________________
Charles A. Rizzo
Chief Financial Officer

Date:	September 23, 2014